Assets by contractual maturity	12 Months Ended
Dec. 31, 2018
Assets by contractual maturity [abstract]
Assets by contractual maturity

41 Assets by contractual maturity

Amounts presented in these tables by contractual maturity are the amounts as presented in the statement of financial position and are discounted cash flows. Reference is made to Note 53 ‘Risk Management – Funding and liquidity risk’.

Assets by contractual maturity
2018	Less then 1month [1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Total
Cash and balances with central banks	49,987						49,987
Loans and advances to banks	15,864	3,693	4,830	5,599	437		30,422
Financial assets at fair value through profit or loss
– Trading assets	15,815	6,032	8,123	9,276	10,906		50,152
– Non-trading derivatives	274	323	173	1,059	835		2,664
– Mandatorily at fair value through profit or loss	48,240	9,047	5,325	1,238	723	210	64,783
– Designated as at fair value through profit or loss	265	208	784	635	994		2,887
Financial assets at fair value through other comprehensive income
– Equity securities						3,228	3,228
– Debt securities	272	234	1,597	13,409	10,103		25,616
– Loans and advances	42	97	254	1,023	962		2,379
Securities at amortised cost	1,126	2,537	2,737	22,169	18,708		47,276
Loans and advances to customers	55,736	17,689	39,213	176,448	300,567		589,653
Intangible assets			120	481		1,238	1,839
Other assets [2]	6,894	165	2,447	637	497	214	10,854
Remaining assets (for which maturities are not applicable) [3]						2,861	2,861
Total assets	194,516	40,024	65,604	231,974	344,732	7,751	884,603

1 Includes assets on demand.

2 Includes Other assets, Assets held for sale, and Current and Deferred tax assets as presented in the Consolidated statement of financial position.

3 Included in remaining assets for which maturities are not applicable are property and equipment, and investments in associates and joint ventures. Due to their nature remaining assets consist mainly of assets expected to be recovered after more than 12 months.

Assets by contractual maturity
2017[4]	Less then 1month [1]	1-3 months	3-12 months	1-5 years	Over 5 years	Maturity not applicable	Total
Cash and balances with central banks	21,989						21,989
Loans and advances to banks	13,929	5,137	5,224	3,931	590		28,811
Financial assets at fair value through profit or loss
– trading assets	63,857	14,016	12,667	12,619	13,589		116,748
– non-trading derivatives	124	147	213	789	958		2,231
– Designated as at fair value through profit or loss	488	967	1,839	351	597		4,242
Investments
– Available-for-sale	1,319	2,313	4,301	31,852	25,962	3,983	69,730
– Held-to-maturity	1,020	127	657	2,975	4,564		9,343
Loans and advances to customers	62,842	18,414	40,350	163,360	286,943		571,909
Intangible assets			92	367		1,010	1,469
Other assets [2]	8,520	1,517	2,479	1,157	535	309	14,517
Remaining assets (for which maturities are not applicable) [3]						2,889	2,889
Total assets	174,088	42,638	67,822	217,401	333,738	8,191	843,878

  Includes assets on demand.
  Includes Other assets and Current and Deferred tax assets, commodities, and precious metals (which have no maturity) as presented in the Consolidated statement of financial position. ‘Other assets’ adjusted to conform to the current year presentation.
  Included in remaining assets for which maturities are not applicable are property and equipment, and investments in associates and joint ventures. Due to their nature remaining assets consist mainly of assets expected to be recovered after more than 12 months.
  The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is made to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.